Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,350,937.50
Total Fee Amount	117.53
Total Offset Amount	0.00
Net Fee	$ 117.53
Offering Table N/A
Offset Table N/A	N/A